SUPPLEMENTAL FINANCIAL INFORMATION - Inventories (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Inventories
Raw materials	$ 236.2	$ 214.6
Work-in-progress	196.7	179.8
Finished goods	218.5	215.2
Inventories, net	$ 651.4	$ 609.6